Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Payables
Accrued Expenses and Other Payables

(13) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Other payables	27,400	4,199	5,454

	27,400	4,199	5,454